LEASES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 30, 2021	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Leases
Lease term renewal	1 year
Monthly rent	$ 3,214			$ 449
Lease cost				$ 50,976	$ 43,329
Monthly lease rate payments		$ 3,461
Lease cost		$ 36,148	$ 37,467